Schedule of Investments (unaudited) July 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 114.5%

Alabama — 0.3%
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/34	$1,145	$1,349,646

Alaska — 1.2%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,504,314
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 09/01/19(a)	4,425	4,442,257

		5,946,571

Arizona — 0.6%
County of Maricopa Arizona IDA, Refunding RB, HonorHealth, Series A, 5.00%, 09/01/36	880	1,054,583
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,525	1,534,394
5.25%, 10/01/28	250	251,643

		2,840,620

California — 16.2%
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 08/01/38(b)	7,405	2,977,180
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(a)	1,500	1,575,870
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,770	2,588,944
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	2,000	2,181,440
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	1,325	1,371,401
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 05/01/34	5,000	6,110,750
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT,:
Series A, 5.00%, 03/01/36	565	672,926
Series A, 5.00%, 03/01/37	620	735,128
Series A-1, 5.75%, 03/01/34	1,150	1,223,715

Security	Par (000)	Value

California (continued)
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	$900	$970,623
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.50%, 06/01/36	2,015	2,041,920
Grossmont California Union High School District, GO, CAB, Election of 2004, 0.00%, 08/01/31(b)	5,000	3,811,400
Grossmont-Cuyamaca Community College District, GO, Refunding, CAB, Election of 2002, Series C (AGC), 0.00%, 08/01/30(b)	10,030	7,855,697
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 08/01/34(c)	4,125	4,816,144
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(c)	1,945	1,888,770
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 08/01/36(b)	5,000	3,172,650
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 08/01/37(b)	4,005	2,376,847
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 6.38%, 08/01/34	10,000	12,592,800
San Diego California Unified School District, GO, Election of 2008,(b):
CAB, Series C, 0.00%, 07/01/38	2,200	1,276,858
CAB, Series G, 0.00%, 07/01/34	900	467,910
CAB, Series G, 0.00%, 07/01/35	950	463,781
CAB, Series G, 0.00%, 07/01/36	1,430	656,027
CAB, Series G, 0.00%, 07/01/37	950	410,381
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(b)	1,725	1,307,032
San Marcos Unified School District, GO, Election of 2010, Series A(a):
5.00%, 08/01/21	900	971,595
5.00%, 08/01/21	760	820,458
State of California, GO, 5.50%, 04/01/28	5	5,019
State of California, GO, Refunding, Various Purposes:
5.00%, 09/01/41	2,300	2,457,366
5.00%, 10/01/41	1,300	1,390,779
State of California, GO, 5.00%, 04/01/42	1,500	1,628,160

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/36(b)	$15,000	$9,255,000

		80,074,571

Colorado — 1.2%
City & County of Denver Colorado, COP, Colorado Convention Center Expansion Project, Series A, 4.00%, 06/01/48	1,725	1,869,986
Colorado Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, Series A, 4.00%, 11/15/46	1,485	1,585,074
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	1,885	1,946,263
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	540	600,172

		6,001,495

Connecticut — 1.0%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing,:
Sub-Series A-1, 3.85%, 11/15/43	520	546,307
Sub-Series E-1 (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 05/15/36	1,060	1,132,886
Series A-1, 3.80%, 11/15/39	640	677,523
Series B-1, 3.30%, 11/15/39	640	655,994
Sub-Series B-1, 4.00%, 05/15/45	965	1,019,310
State of Connecticut, GO, Series C, 5.00%, 06/15/32	840	1,027,034

		5,059,054

Florida — 11.5%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	2,175	2,391,739
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, 6.00%, 11/15/37	1,250	1,265,425
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,384,653
5.38%, 10/01/32	1,700	1,818,711
County of Miami-Dade Florida, RB, Seaport Department,:
Series A, 6.00%, 10/01/38	2,755	3,168,140
Series B, AMT, 6.00%, 10/01/30	870	1,001,309
Series B, AMT, 6.25%, 10/01/38	560	643,138

Security	Par (000)	Value

Florida (continued)
Series B, AMT, 6.00%, 10/01/42	$895	$1,020,559
County of Miami-Dade Florida, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	655	754,213
County of Miami-Dade Florida Aviation, Refunding ARB,:
AMT, 5.00%, 10/01/34	260	296,460
Series A, 5.50%, 10/01/19(a)	6,490	6,536,728
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/32	3,550	3,888,563
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,600	4,093,920
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	765	853,855
5.00%, 08/01/47	2,225	2,476,492
County of Orange HFA, RB, S/F Housing, Multi-County Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 09/01/47	680	721,827
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(a)	45	48,717
5.00%, 10/01/31	2,780	2,995,561
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	2,390	2,816,185
Florida Housing Finance Corp., RB, S/F Housing, Series 1 (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 07/01/42	1,670	1,766,726
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 06/01/27	1,395	1,480,541
5.38%, 10/01/29	1,900	2,052,456
Greater Orlando Aviation Authority, RB, Priority Subordinated, AMT,:
Series A, 5.00%, 10/01/47	4,785	5,608,116
Sub-Series A, 5.00%, 10/01/52	2,050	2,421,275
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/33	1,620	1,838,198

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
State of Florida, GO, Department of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, 4.00%, 07/01/39	$2,840	$3,198,351

		56,541,858

Georgia — 1.1%
Brookhaven Development Authority, RB, Children’s Helthcare of Atlanta, Series A, 3.00%, 07/01/46(d)	595	586,801
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	680	788,474
County of LaGrange-Troup Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 4.00%, 04/01/47	1,730	1,820,548
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	935	1,096,811
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	190	216,915
5.00%, 04/01/44	855	960,618

		5,470,167

Illinois — 14.9%
City of Chicago Illinois, Refunding ARB, Senior Lien, Series B, 5.00%, 01/01/41	3,800	4,380,108
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Passenger Facility Charge, Series B, AMT, 5.00%, 01/01/31	2,500	2,686,625
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	1,475	1,646,218
City of Chicago Illinois O’Hare International Airport, GARB,:
3rd Lien, Series A, 5.75%, 01/01/21(a)	4,615	4,914,190
3rd Lien, Series A, 5.75%, 01/01/39	885	932,471
Senior Lien, Series D, 5.25%, 01/01/42	3,985	4,736,013
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.38%, 01/01/39	4,090	4,491,924

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	$710	$796,961
Sales Tax Receipts, 5.25%, 12/01/36	840	898,590
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	280	301,479
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	850	915,331
Illinois Finance Authority, Refunding RB,:
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	1,690	1,746,531
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	470	519,040
University of Chicago Medical Center, Series B, 4.00%, 08/15/41	1,100	1,168,211
Illinois Housing Development Authority, RB, S/F Housing, 4.13%, 10/01/38	1,875	2,042,681
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30	17,800	17,824,920
Metropolitan Pier & Exposition Authority, RB (NPFGC)(b):
0.00%, 06/15/30(e)	800	621,696
0.00%, 06/15/30	14,205	10,234,987
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(b)	4,625	1,817,209
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	900	979,029
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 06/01/33	3,200	4,283,904
State of Illinois, GO:
5.25%, 02/01/33	1,140	1,234,962
5.50%, 07/01/33	1,100	1,199,737
5.25%, 02/01/34	1,140	1,233,047
5.50%, 07/01/38	1,840	1,997,798

		73,603,662

Indiana — 0.7%
Indiana Finance Authority, RB, Series A,:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,400	1,498,252

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	$690	$750,134
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	1,190	1,299,206

		3,547,592

Iowa — 0.9%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(a)	3,900	3,906,318
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	170	175,260
5.70%, 12/01/27	170	175,285
5.80%, 12/01/29	120	123,724
5.85%, 12/01/30	155	159,805

		4,540,392

Louisiana — 2.3%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,260	2,523,313
Jefferson Sales Tax District, RB, Series B (AGM):
5.00%, 12/01/34	330	395,812
5.00%, 12/01/35	440	526,737
5.00%, 12/01/36	395	472,218
5.00%, 12/01/37	495	590,604
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 02/01/44	4,015	4,477,729
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/46	1,900	2,171,833

		11,158,246

Maine — 0.9%
State of Maine Housing Authority, RB,:
M/F Housing, Series E, 4.15%, 11/15/38	1,930	2,071,006
M/F Housing, Series E, 4.25%, 11/15/43	1,725	1,847,078

Security	Par (000)	Value

Maine (continued)
S/F Housing, Mortgage Purchase Bonds, Series B, 3.35%, 11/15/44	$265	$270,878

		4,188,962

Maryland — 1.2%
Maryland Community Development Administration, Refunding RB, S/F Housing,:
Series A, 4.10%, 09/01/38	1,580	1,715,801
Series B, 3.35%, 09/01/42	1,675	1,693,877
Maryland Health & Higher Educational Facilities Authority, RB, Medstar Health Issue, Series A, 5.00%, 05/15/42	2,170	2,542,915

		5,952,593

Massachusetts — 2.8%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	2,855	3,254,614
Massachusetts Development Finance Agency, Refunding RB, Partners Health Care System, 4.00%, 07/01/41	4,450	4,883,252
Massachusetts HFA, RB, M/F Housing, Series A, 3.85%, 06/01/46	75	77,930
Massachusetts HFA, Refunding RB, AMT,:
Series A, 4.45%, 12/01/42	1,090	1,126,896
Series C, 5.00%, 12/01/30	810	817,622
Series C, 5.35%, 12/01/42	495	502,628
Massachusetts School Building Authority, RB,:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,720	1,926,538
Sub-Series B, 4.00%, 02/15/43	1,025	1,075,512

		13,664,992

Michigan — 5.2%
City of Detroit Michigan Water Supply System Revenue, RB, Senior Lien, Series A, 5.25%, 07/01/41	1,000	1,059,810
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	2,500	2,668,450
Eastern Michigan University, RB, Series A (AGM), 4.00%, 03/01/44	840	899,808

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB,:
Henry Ford Health System, 4.00%, 11/15/46	$1,600	$1,700,608
Trinity Health Credit Group, 5.00%, 12/01/21(a)	25	27,204
Trinity Health Credit Group, Series A, 4.00%, 12/01/40	4,055	4,394,809
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	865	1,049,565
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	2,235	2,609,832
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,470	1,639,859
State of Michigan Building Authority, Refunding RB, Facilities Program,:
Series I-A, 5.38%, 10/15/36	1,200	1,295,556
Series I-A, 5.38%, 10/15/41	1,000	1,074,100
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,586,919
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 4.13%, 12/01/38	2,010	2,156,549
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	520	584,704

		25,747,773

Nebraska — 0.2%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	1,000	1,101,270

Nevada — 0.3%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A, 5.25%, 07/01/42	1,500	1,520,910

New Hampshire — 0.5%
New Hampshire Housing Finance Authority, RB, M/F Housing, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	2,200	2,285,140

New Jersey — 9.0%
New Jersey EDA, RB,:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,220	1,359,031

Security	Par (000)	Value

New Jersey (continued)
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	$935	$1,046,433
Series WW, 5.25%, 06/15/33	215	245,268
Series WW, 5.00%, 06/15/34	280	314,000
Series WW, 5.00%, 06/15/36	1,280	1,429,210
Series WW, 5.25%, 06/15/40	490	551,461
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	470	493,500
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT,:
Series 1, 5.50%, 12/01/25	330	349,770
Series 1, 5.75%, 12/01/27	160	170,123
Series 1, 5.75%, 12/01/28	175	185,873
Series 1, 5.88%, 12/01/33	1,980	2,144,399
Series B, 3.25%, 12/01/39	3,290	3,296,185
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,225	1,277,957
New Jersey Transportation Trust Fund Authority, RB,:
Transportation Program, Series AA, 5.25%, 06/15/33	2,035	2,255,085
Transportation Program, Series AA, 5.00%, 06/15/38	2,440	2,678,486
Transportation System, CAB, Series A, 0.00%, 12/15/29(b)	7,530	5,578,375
Transportation System, Series A, 5.50%, 06/15/41	1,605	1,689,118
Transportation System, Series A (NPFGC), 5.75%, 06/15/25	2,000	2,425,220
Transportation System, Series AA, 5.50%, 06/15/39	3,565	3,941,928
Transportation System, Series B, 5.50%, 06/15/31	2,750	2,921,600
Transportation System, Series B, 5.00%, 06/15/42	725	756,958
Transportation System, Series D, 5.00%, 06/15/32	875	982,056
Tobacco Settlement Financing Corp. New Jersey, Refunding RB,:
Series A, 5.00%, 06/01/34	1,260	1,489,786
Series A, 5.00%, 06/01/36	1,855	2,181,591
Series A, 4.00%, 06/01/37	1,150	1,215,205

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Sub-Series B, 5.00%, 06/01/46	$3,105	$3,361,132

		44,339,750

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	500	578,485

New York — 3.2%
City of New York New York Transitional Finance Authority, RB, Series S-3, 4.00%, 07/15/46	1,550	1,695,514
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	5,520	6,140,117
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	615	659,421
5.75%, 02/15/47	385	406,737
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	2,855	3,187,008
Port Authority of New York & New Jersey, Refunding ARB, AMT,:
Consolidated, 186th Series, 5.00%, 10/15/36	850	972,111
Consolidated,186th Series, 5.00%, 10/15/44	1,690	1,923,811
Series 207, 4.00%, 09/15/43	630	678,586
State of New York HFA, RB, M/F Housing, Green Bond, Series B (SONYMA), 3.88%, 11/01/48	230	239,982

		15,903,287

Ohio — 0.9%
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	635	687,807
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	725	811,297
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	445	469,773
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	950	1,068,132

Security	Par (000)	Value

Ohio (continued)
5.25%, 02/15/33	$1,325	$1,487,471

		4,524,480

Oklahoma — 0.2%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	760	809,970

Oregon — 0.4%
County of Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/39(c)	605	695,000
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	1,360	661,586
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	580	608,588

		1,965,174

Pennsylvania — 12.0%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	2,210	2,579,379
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment (AGM), 4.00%, 06/01/39	1,445	1,576,452
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	1,310	1,412,966
Pennsylvania Economic Development Financing Authority, RB,:
AMT, 5.00%, 06/30/42	1,420	1,592,530
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	3,420	3,924,929
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	11,890	13,508,229
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	1,305	1,402,222
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	4,575	5,199,167
Pennsylvania Housing Finance Agency, RB, S/F Housing,:
Series 127-B, 3.88%, 10/01/38	1,210	1,285,794

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Series 128B, 3.85%, 04/01/38	$2,680	$2,871,057
Series 129, 3.40%, 10/01/49	2,095	2,127,703
Pennsylvania Turnpike Commission, RB,:
Series A, 5.00%, 12/01/38	860	989,697
Series A-1, 5.00%, 12/01/41	1,125	1,313,978
Series B, 5.00%, 12/01/40	440	510,550
Series C, 5.50%, 12/01/23(a)	760	899,346
Series C, 5.00%, 12/01/39	1,500	1,720,185
Sub-Series A-1, 5.00%, 12/01/41	2,725	3,095,191
Subordinate, Special Motor License Fund, 5.50%, 12/01/20(a)	6,700	7,085,049
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	775	824,639
Pennsylvania Turnpike Commission, Refunding RB,:
Motor Licenced Fund Enhancement, Third Series, 4.00%, 12/01/38	2,845	3,076,611
Series A-1, 5.00%, 12/01/40	1,040	1,196,853
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	425	492,907
State Public School Building Authority, RB, The School District of Philadelphia Project, 5.00%, 04/01/32	500	541,020

		59,226,454

Rhode Island — 1.6%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	640	754,662
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	7,180	7,349,592

		8,104,254

South Carolina — 7.5%
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/38	1,500	1,690,440
5.50%, 07/01/41	2,725	3,057,777
South Carolina Jobs EDA, RB, McLeod Health Obligated Group, 5.00%, 11/01/48	3,090	3,612,272
South Carolina Jobs EDA, Refunding RB, Series A,:
Palmetto Health (AGM), 6.50%, 08/01/21(a)	320	354,086
Prisma Health Obligated Group, 5.00%, 05/01/38	3,395	4,080,824

Security	Par (000)	Value

South Carolina (continued)
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19(a)	$2,500	$2,517,025
State of South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/55	1,970	2,293,494
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	3,160	3,635,991
State of South Carolina Public Service Authority, RB,:
Santee Cooper, Series A, 5.50%, 12/01/54	9,985	11,258,886
Series E, 5.50%, 12/01/53	985	1,093,557
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	2,850	3,181,996

		36,776,348

South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue, 4.00%, 07/01/37	1,690	1,809,500

Tennessee — 0.6%
Greeneville Health & Educational Facilities Board, Refunding RB, Ballad Health Obligation Group, Series A, 4.00%, 07/01/40	1,130	1,189,540
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	1,700	1,951,260

		3,140,800

Texas — 9.9%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	1,895	2,111,390
Central Texas Turnpike System, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	2,330	2,531,918
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	760	840,043
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(b)	2,870	1,469,096
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	1,100	1,246,553

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas Texas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	$4,340	$4,995,991
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT:
5.00%, 11/01/38	8,550	9,093,780
5.00%, 11/01/42	1,500	1,597,110
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,325	1,517,125
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(b)	4,665	2,131,485
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	1,675	1,838,899
1st Tier System, Series A, 6.00%, 01/01/28	635	636,194
1st Tier-Series A, 5.00%, 01/01/43	570	676,824
Series B, 5.00%, 01/01/40	1,375	1,516,584
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(b):
0.00%, 09/15/35	3,180	1,555,910
0.00%, 09/15/36	6,015	2,762,328
0.00%, 09/15/37	4,305	1,870,953
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	535	567,999
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,600	1,751,456
5.00%, 12/15/32	3,620	3,957,348
Texas Private Activity Bond Surface Transportation Corp., RB, AMT,:
Segment 3C Project, 5.00%, 06/30/58(d)	1,985	2,291,444
Senior Lien, Blueridge Transportation Group, 5.00%, 12/31/45	1,745	1,929,987

		48,890,417

Utah — 0.7%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	610	714,963
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	1,700	1,990,513

Security	Par (000)	Value

Utah (continued)
Utah Housing Corp., RB, S/F Housing, Class III , Series D-2 (FHA), 4.00%, 01/01/36	$840	$886,477

		3,591,953

Virginia — 0.2%
Virginia Small Business Financing Authority, RB, 95 Express Lanes LLC Project, AMT, 5.00%, 07/01/49	1,020	1,081,088

Washington — 3.1%
County of Snohomish Housing Authority, Refunding RB, 4.00%, 04/01/44	655	700,647
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	2,690	3,154,482
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,380	1,563,181
Washington Health Care Facilities Authority, RB,:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	4,000	4,332,680
Providence Health & Services, 4.00%, 10/01/45	965	1,023,421
Providence Health & Services, Series A, 5.00%, 10/01/39	1,525	1,556,812
Providence Health & Services, Series A, 5.25%, 10/01/39	850	869,125
Seattle Childrens Hospital, Series A, 5.00%, 10/01/45	1,785	2,026,368

		15,226,716

West Virginia — 0.3%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,255	1,338,169

Wisconsin — 1.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,850	1,868,703
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.15%, 11/01/48	2,930	3,130,588

8

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
4.45%, 05/01/57	$1,575	$1,672,146

		6,671,437

Total Municipal Bonds — 114.5% (Cost — $510,002,809)		564,573,796

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 0.5%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	2,310	2,519,725

California — 2.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(g)	5,282	5,686,617
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(g)	2,158	2,660,358
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	2,639	2,639,006
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	509	508,637

		11,494,618

Colorado — 1.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(g)	3,194	3,846,922
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(g)	1,220	1,222,146

		5,069,068

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,891	2,195,418

District of Columbia — 0.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30(g)	1,319	1,338,149

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	$1,411	$1,528,071

		2,866,220

Florida — 5.6%
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	2,390	2,579,384
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	12,728	13,304,267
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	3,544	3,543,718
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	8,219,232

		27,646,601

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.70%, 06/01/49	2,771	2,905,459

Illinois — 3.2%
City of Chicago Illionis Waterworks, Refunding RB, 2017 2nd Lien, Water Revenue Project (AGM), 5.25%, 11/01/33	2,850	2,856,328
State of Illinois Toll Highway Authority, RB,:
Series A, 5.00%, 01/01/38	2,878	3,156,408
Series A, 5.00%, 01/01/40	3,721	4,280,223
Series B, 5.00%, 01/01/40	1,409	1,632,520
Series C, 5.00%, 01/01/38	3,243	3,706,096

		15,631,575

Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	6,444	7,796,795

Louisiana — 0.5%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	2,085	2,222,297

Maryland — 1.3%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,485	1,760,229

9

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Maryland (continued)
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	$3,845	$4,560,389

		6,320,618

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	2,022	2,288,601

Michigan — 3.7%
Michigan Finance Authority, RB, Series A,:
Beaumont Health Credit Group, 5.00%, 11/01/44	2,701	3,081,713
Mclaren Health Care, 4.00%, 02/15/50	3,975	4,273,721
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	9,075	9,704,714
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	1,180	1,381,001

		18,441,149

Nebraska — 0.8%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 03/01/47	3,921	4,031,747

Nevada — 2.2%
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	4,202	5,111,253
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	4,720	5,516,547

		10,627,800

New Jersey — 2.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	1,120	1,325,262
New Jersey State Turnpike Authority, Refunding RB,:
Series B, 4.00%, 01/01/37	3,193	3,540,975
Series G, 4.00%, 01/01/43	2,957	3,219,361

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(g)	$2,581	$2,717,109

		10,802,707

New York — 10.1%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	2,990	3,279,731
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(g)	2,280	2,361,989
City of New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(g)	4,228	5,097,096
City of New York Water & Sewer System, Refunding RB,:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	7,641	8,615,034
2nd General Resolution, Series FF, 5.00%, 06/15/39	4,050	4,763,853
Series DD, 5.00%, 06/15/35	2,280	2,652,848
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	4,750	5,469,910
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,057	2,432,761
Port Authority of New York & New Jersey, RB, 169th Series, AMT, 5.00%, 10/15/34	10,830	11,584,634
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	3,081	3,730,557

		49,988,413

Ohio — 1.6%
Northeast Ohio Regional Sewer District, Refunding RB:
4.00%, 11/15/49(g)	3,210	3,419,581
4.00%, 11/15/43	4,007	4,382,934

		7,802,515

Pennsylvania — 1.6%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(g)	4,273	4,752,022
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,220	1,416,408

10

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, RB, Childrens Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	$1,678	$1,770,162

		7,938,592

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	1,960	2,077,463

Texas — 4.7%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	2,010	2,086,641
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,679	2,023,127
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	879	970,282
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	4,720	5,528,725
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(g)	4,501	4,800,677
Howe Independent School District, GO, School Building (PSF-GTD), 4.00%, 08/15/43	2,985	3,230,516
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	2,564	2,672,578
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae)(d):
3.63%, 09/01/44	1,114	1,157,504

Security	Par (000)	Value

Texas (continued)
3.75%, 09/01/49	$790	$821,346

		23,291,396

Virginia — 0.8%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	3,079	3,794,154

Washington — 1.7%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	3,400	3,740,578
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,930	4,768,230

		8,508,808

Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	640	694,573

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 48.0% (Cost — $223,955,850)		236,956,312

Total Long-Term Investments — 162.5% (Cost — $733,958,659)		801,530,108

	Shares

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.27%(h)(i)	243,205	243,254

Total Short-Term Securities — 0.1% (Cost — $243,254)		243,254

Total Investments — 162.6% (Cost — $734,201,913)		801,773,362

Other Assets Less Liabilities — 0.3%		1,639,141

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.1)%		(133,802,229)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (35.8)%		(176,376,961)

Net Assets Applicable to Common Shares — 100.0%		$493,233,313

11

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY)

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	When-issued security.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 1, 2019 to July 1, 2034, is $23,664,830.

(h)	Annualized 7-day yield as of period end.
(i)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	487,772	(244,567)	243,205	$243,254	$3,268	$251	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BARB	Building Aid Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

HFA	Housing Finance Agency

ISD	Independent School District

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bonds

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

12

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	34	09/19/19	$4,332	$9,978
Long U.S. Treasury Bond	175	09/19/19	27,229	(286,664)
5-Year U.S. Treasury Note	63	09/30/19	7,406	2,136

				$(274,550)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$801,530,108	$—	$801,530,108
Short-Term Securities	243,254	—	—	243,254

	$243,254	$801,530,108	$—	$801,773,362

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$12,114	$—	$—	$12,114
Liabilities:
Interest rate contracts	(286,664)	—	—	(286,664)

	$(274,550)	$—	$—	$(274,550)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

13

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund, Inc. (MQY)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(133,400,099)	$—	$(133,400,099)
VRDP Shares at Liquidation Value	—	(176,600,000)	—	(176,600,000)

	$—	$(310,000,099)	$—	$(310,000,099)

14